UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2017

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 5.8%
Dana Inc.	83,800	$2,682,438
Modine Manufacturing Co.	118,000	2,383,600	*
Superior Industries International Inc.	339,255	5,037,937

Total Auto Components		10,103,975

Textiles, Apparel & Luxury Goods - 1.7%
Wolverine World Wide Inc.	94,040	2,997,995

TOTAL CONSUMER DISCRETIONARY		13,101,970

CONSUMER STAPLES - 3.0%
Beverages - 1.7%
Cott Corp.	182,900	3,047,114

Food & Staples Retailing - 1.3%
Weis Markets Inc.	53,370	2,208,984

TOTAL CONSUMER STAPLES		5,256,098

ENERGY - 8.2%
Energy Equipment & Services - 4.5%
Forum Energy Technologies Inc.	220,590	3,430,175	*
Patterson-UTI Energy Inc.	89,000	2,047,890
Superior Energy Services Inc.	259,210	2,496,192	*

Total Energy Equipment & Services		7,974,257

Oil, Gas & Consumable Fuels - 3.7%
Carrizo Oil & Gas Inc.	177,080	3,768,262	*
Extraction Oil & Gas Inc.	187,000	2,675,970	*

Total Oil, Gas & Consumable Fuels		6,444,232

TOTAL ENERGY		14,418,489

FINANCIALS - 30.7%
Banks - 24.2%
Camden National Corp.	56,500	2,380,345
FNB Corp.	253,400	3,501,988
Great Western Bancorp Inc.	44,850	1,785,030
Heartland Financial USA Inc.	38,000	2,038,700
IBERIABANK Corp.	34,700	2,689,250
Lakeland Bancorp Inc.	131,100	2,523,675
MainSource Financial Group Inc.	86,000	3,122,660
Metropolitan Bank Holding Corp.	36,620	1,541,702	*
Signature Bank	18,060	2,478,916	*
SVB Financial Group	13,700	3,202,649	*
Texas Capital Bancshares Inc.	30,220	2,686,558	*
Wesbanco Inc.	92,000	3,739,800
Western Alliance Bancorp	96,750	5,477,985	*
Wintrust Financial Corp.	63,830	5,257,677

Total Banks		42,426,935

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 1.6%
Affiliated Managers Group Inc.	13,820	$2,836,555

Insurance - 3.0%
Axis Capital Holdings Ltd.	55,440	2,786,414
Crawford & Co., Class A Shares	293,659	2,496,102

Total Insurance		5,282,516

Mortgage Real Estate Investment (REITs) - 1.9%
Starwood Property Trust Inc.	159,180	3,398,493

TOTAL FINANCIALS		53,944,499

HEALTH CARE - 6.1%
Biotechnology - 1.2%
Spark Therapeutics Inc.	19,300	992,406	*
Voyager Therapeutics Inc.	65,400	1,085,640	*

Total Biotechnology		2,078,046

Health Care Providers & Services - 4.9%
Civitas Solutions Inc.	134,620	2,302,002	*
Cross Country Healthcare Inc.	147,000	1,875,720	*
Surgery Partners Inc.	367,300	4,444,330	*

Total Health Care Providers & Services		8,622,052

TOTAL HEALTH CARE		10,700,098

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.7%
Triumph Group Inc.	111,270	3,026,544

Building Products - 1.1%
Builders FirstSource Inc.	88,320	1,924,493	*

Commercial Services & Supplies - 5.1%
ACCO Brands Corp.	197,828	2,413,502	*
Herman Miller Inc.	89,370	3,579,268
Pitney Bowes Inc.	264,000	2,951,520

Total Commercial Services & Supplies		8,944,290

Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV	122,500	1,977,150
Tutor Perini Corp.	61,690	1,563,841	*

Total Construction & Engineering		3,540,991

Machinery - 2.6%
Briggs & Stratton Corp.	95,100	2,412,687
Manitowoc Co. Inc.	54,370	2,138,916	*

Total Machinery		4,551,603

Road & Rail - 1.2%
Heartland Express Inc.	93,850	2,190,459

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.6%
Foundation Building Materials Inc.	184,500	$2,728,755	*

TOTAL INDUSTRIALS		26,907,135

INFORMATION TECHNOLOGY - 10.3%
Electronic Equipment, Instruments & Components - 4.6%
AVX Corp.	155,460	2,689,458
Methode Electronics Inc.	74,000	2,967,400
PC Connection Inc.	96,000	2,516,160

Total Electronic Equipment, Instruments & Components		8,173,018

Technology Hardware, Storage & Peripherals - 5.7%
Avid Technology Inc.	600,000	3,234,000	*
Cray Inc.	185,000	4,477,000	*
Diebold Nixdorf Inc.	141,000	2,305,350

Total Technology Hardware, Storage & Peripherals		10,016,350

TOTAL INFORMATION TECHNOLOGY		18,189,368

MATERIALS - 3.8%
Chemicals - 1.0%
Kraton Corp.	36,850	1,775,064	*

Metals & Mining - 1.7%
Compass Minerals International Inc.	40,500	2,926,125

Paper & Forest Products - 1.1%
Boise Cascade Co.	50,120	1,999,788

TOTAL MATERIALS		6,700,977

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Cousins Properties Inc.	271,670	2,512,947
EastGroup Properties Inc.	19,190	1,696,012
Education Realty Trust Inc.	80,170	2,799,536
Empire State Realty Trust Inc., Class A Shares	80,020	1,642,811
Highwoods Properties Inc.	31,480	1,602,647
Retail Properties of America Inc., Class A Shares	215,640	2,898,202
Urstadt Biddle Properties Inc., Class A Shares	160,590	3,491,227

TOTAL REAL ESTATE		16,643,382

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Iridium Communications Inc.	216,430	2,553,874	*

UTILITIES - 1.1%
Electric Utilities - 1.1%
Portland General Electric Co.	42,820	1,951,736

TOTAL COMMON STOCKS (Cost - $137,188,135)		170,367,626

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology Inc., Senior Bonds (Cost - $956,977)	2.000%	6/15/20	$1,250,000	$1,078,906

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $138,145,112)				171,446,532

			SHARES
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $4,535,842)	1.157%		4,535,842	4,535,842

TOTAL INVESTMENTS - 100.1% (Cost - $142,680,954)				175,982,374
Liabilities in Excess of Other Assets - (0.1)%				(223,814)

TOTAL NET ASSETS - 100.0%				$175,758,560

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$170,367,626	—	—	$170,367,626
Convertible Bonds & Notes	—	$1,078,906	—	1,078,906

Total Long-Term Investments	170,367,626	1,078,906	—	171,446,532

Short-Term Investments†	4,535,842	—	—	4,535,842

Total Investments	$174,903,468	$1,078,906	—	$175,982,374

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018